Related party transactions - Transactions with related parties (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	May 31, 2024 HKD ($)
Related party transactions
Amounts earned by the Company	¥ 1,023,670	$ 148,401	¥ 996,347	¥ 941,168
Amount of cash and cash equivalents	131,530		145,487		$ 19,068
Cash held in accounts managed by Alipay
Related party transactions
Amount of cash and cash equivalents	5,545		5,863
Ant Group and its affiliates
Related party transactions
Amounts earned by the Company	24,536		17,159	12,865
Costs and expenses incurred	21,041		19,781	16,214
Ant Group and its affiliates | Cloud services revenue
Related party transactions
Amounts earned by the Company	19,134		11,113	8,814
Ant Group and its affiliates | Marketplace software technology services fee and other amounts earned
Related party transactions
Amounts earned by the Company	5,402		6,046	4,051
Ant Group and its affiliates | Payment processing and escrow services fee
Related party transactions
Costs and expenses incurred	18,019		15,467	13,164
Ant Group and its affiliates | Other services
Related party transactions
Costs and expenses incurred	¥ 3,022		¥ 4,314	¥ 3,050
Hong Kong Cingleot Investment Management Limited
Related party transactions
Loan facility guaranteed | $						$ 7,700.0
Current unsecured revolving loan facility | $								$ 6,500.0
Amount drawn down | $						$ 5.5	$ 5.1
Related parties who provide and receive certain services | Other related party transactions relating to services provided and received | Maximum
Related party transactions
Percentage of total revenue that are from related parties	1.00%	1.00%	1.00%	1.00%
Certain investees of the Company | Commercial arrangements related to cloud services
Related party transactions
Amounts earned by the Company	¥ 9,415		¥ 4,507	¥ 984
Certain investees of the Company | Commercial arrangements related to marketing services
Related party transactions
Costs and expenses incurred	1,457		1,010	736
Certain investees of the Company | Logistics services
Related party transactions
Amounts earned by the Company	3,301		4,573	2,540
Costs and expenses incurred	19,267		15,542	¥ 14,864
Certain investees of the Company | Loans
Related party transactions
Amount of outstanding loans	¥ 1,759		¥ 1,771
Certain investees of the Company | Loans | Maximum
Related party transactions
Remaining terms	5 years	5 years	5 years
Interest rate (as a percent)	10.00%	10.00%	10.00%